TAXES BASED ON INCOME (Tables)	12 Months Ended
Jan. 02, 2016
Taxes Based on Income
Taxes based on Income (loss)

(In millions)	2015	2014	2013

Current:
U.S. federal tax	$26.4	$14.5	$1.9
State taxes	(.1)	(.2)	.3
International taxes	92.7	116.0	114.0

	119.0	130.3	116.2

Deferred:
U.S. federal tax	6.3	(16.1)	(11.1)
State taxes	.5	1.9	7.4
International taxes	8.7	(2.6)	11.8

	15.5	(16.8)	8.1

Provision for income taxes	$134.5	$113.5	$124.3

The principal item accounting for the difference between taxes

(In millions)	2015	2014	2013

Computed tax at 35% of income before taxes	$143.1	$126.2	$128.1
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.3	1.4	2.4
Foreign earnings taxed at different rates (1)	(7.5)	(14.9)	(12.6)
Valuation allowance	.9	9.9	1.8
Corporate-owned life insurance	(1.9)	(4.2)	(6.9)
U.S. federal research and development tax credits	(2.6)	(1.6)	(7.0)
Tax contingencies and audit settlements	5.1	(1.5)	21.9
Other items, net	(3.9)	(1.8)	(3.4)

Provision for income taxes	$134.5	$113.5	$124.3

(1)	Included foreign earnings taxed in the U.S., net of credits, for all years.

Income (loss) from continuing operations before taxes from our U.S. and international operations

(In millions)	2015	2014	2013

U.S.	$33.9	$(.1)	$(33.3)
International	375.0	360.9	399.3

Income from continuing operations before taxes	$408.9	$360.8	$366.0

Components of the temporary differences

(In millions)	2015	2014

Accrued expenses not currently deductible	$35.1	$40.9
Net operating losses	253.3	277.7
Tax credit carryforward	114.4	104.2
Postretirement and postemployment benefits	93.2	103.5
Pension costs	148.7	142.9
Inventory reserves	6.9	9.0
Other assets	8.9	12.4
Valuation allowance	(73.0)	(75.0)

Total deferred tax assets (2)	587.5	615.6

Depreciation and amortization	(101.0)	(118.0)
Repatriation accrual (1)	(9.8)	1.9
Foreign operating loss recapture	(108.3)	(118.0)
Other liabilities	(2.9)	(3.0)

Total deferred tax liabilities (2)	(222.0)	(237.1)

Total net deferred tax assets	$365.5	$378.5

(1)

Included in the repatriation accrual as of January 2, 2016 and January 3, 2015 was a net deferred tax liability of $12.5 million and $4.4 million, respectively, associated with the future tax cost to repatriate non-permanently reinvested earnings of our foreign subsidiaries, which is offset by a contra deferred tax liability of $2.7 million and $6.3 million, respectively, related to unrealized foreign exchange losses associated with earnings of our foreign subsidiaries that can be repatriated to the U.S. in future periods without incurring any additional U.S. federal income taxes.

(2)

Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities. Certain 2014 components have been adjusted for a 2015 change in presentation of the federal deduction of state income taxes.

Schedule of tax credit and net operating loss carryforwards

(In millions)	Net Operating Losses (1)	Tax Credits

Expires in 2016	$7.0	$1.1
Expires in 2017	15.7	.1
Expires in 2018	15.4	13.3
Expires in 2019	10.4	33.1
Expires in 2020	5.5	15.9
Expires in 2021	26.2	.3
Expires in 2022	3.5	9.6
Expires in 2023	12.0	5.1
Expires in 2024	4.2	.4
Expires in 2025	1.6	11.4
Expires in 2026	–	1.2
Expires in 2027	.2	.1
Expires in 2028	–	.1
Expires in 2029	–	.1
Expires in 2030	–	.1
Expires in 2031	–	1.7
Expires in 2032	–	4.1
Expires in 2033	–	2.9
Expires in 2034	–	2.5
Expires in 2035	–	2.6
Indefinite life/no expiration	724.1	8.7

Total	$825.8	$114.4

(1)	Net operating losses are presented before tax effect and valuation allowance

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(In millions)	2015	2014

Balance at beginning of year	$122.6	$137.2
Additions based on tax positions related to the current year	11.1	18.2
Additions for tax positions of prior years	8.7	7.8
Reductions for tax positions of prior years:
Changes in judgment	(12.7)	(1.8)
Settlements	(4.5)	(15.8)
Lapses and statute expirations	(8.6)	(13.8)
Changes due to translation of foreign currencies	(9.3)	(9.2)

Balance at end of year	$107.3	$122.6